Kurv Yield Premium Strategy Netflix (NFLX) ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

PURCHASED OPTIONS - 17.3%(a)(b)	Notional Amount	Contracts	Value
Call Options - 17.3%			$–
Netflix, Inc., Expiration: 04/19/2024; Exercise Price: $500.00(e)	$602,920	10	$110,266
TOTAL PURCHASED OPTIONS (Cost $35,695)			110,266

SHORT-TERM INVESTMENTS - 84.3%
Money Market Funds - 0.0%(c)		Shares
Northern U.S. Government Money Market Fund, 5.03%(d)(e)		106	106

U.S. Treasury Bills - 84.3%		Par
5.24%, 04/02/2024(e)(f)		$77,000	76,638
5.23%, 04/23/2024(e)(f)		463,000	459,400
			536,038
TOTAL SHORT-TERM INVESTMENTS (Cost $536,234)			536,144

TOTAL INVESTMENTS - 101.6% (Cost $571,929)			$646,410
Liabilities in Excess of Other Assets - (1.6)%			(10,110)
TOTAL NET ASSETS - 100.0%			$636,300

Percentages are stated as a percent of net assets.

(a)	FLexible EXchange® Options.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of February 29, 2024 is $646,410.
(f)	The rate shown is the effective yield.

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Schedule of Options Written
as of February 29, 2024 (Unaudited)

OPTIONS WRITTEN - (2.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.7)%
Netflix, Inc., Expiration: 04/19/2024; Exercise Price: $665.00	$(602,920)	(10)	$(10,570)

Put Options - (0.5)%
Netflix, Inc., Expiration: 04/19/2024; Exercise Price: $500.00	(602,920)	(10)	(3,445)
TOTAL OPTIONS WRITTEN (Premiums received $51,850)			$(14,015)

Percentages are stated as a percent of net assets.

(a)	FLexible EXchange® Options.
(b)	100 shares per contract.

NEOS ETF Trust
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Notes to Quarterly Schedule of Investments
February 29, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

Kurv Yield Premium Strategy Netflix (NFLX) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$110,266	$–	$110,266
Money Market Funds	106	–	–	106
U.S. Treasury Bills	–	536,038	–	536,038
Total Assets	$106	$646,304	$–	$646,410

Liabilities:
Options Written	$–	$(14,015)	$–	$(14,015)
Total Liabilities	$–	$(14,015)	$–	$(14,015)